Guarantor and Non-Guarantor Subsidiaries Financial Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of Consolidating Balance Sheet

Consolidating Balance Sheet (Unaudited)

December 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$184	$278	$—	$462	$—	$—	$—	$462
Accounts receivable, net	—	390	492	—	882	—	—	—	882
Inventories	—	13	52	—	65	—	—	—	65
Royalty advances expected to be recouped within one year	—	119	70	—	189	—	—	—	189
Prepaid and other current assets	—	15	43	—	58	—	—	—	58

Total current assets	—	721	935	—	1,656	—	—	—	1,656
Due from (to) parent companies	475	(659)	184	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,348	2,710	—	(5,058)	—	805	805	(1,610)	—
Royalty advances expected to be recouped after one year	—	146	85	—	231	—	—	—	231
Property, plant and equipment, net	—	190	105	—	295	—	—	—	295
Operating lease right-of-use assets, net	—	211	78	—	289	—	—	—	289
Goodwill	—	1,370	398	—	1,768	—	—	—	1,768
Intangible assets subject to amortization, net	—	870	842	—	1,712	—	—	—	1,712
Intangible assets not subject to amortization	—	72	80	—	152	—	—	—	152
Deferred tax assets, net	—	51	8	—	59	—	—	—	59
Other assets	9	119	24	—	152	—	—	—	152

Total assets	$2,832	$5,801	$2,739	$(5,058)	$6,314	$805	$805	$(1,610)	$6,314

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$109	$93	$—	$202	$—	$—	$—	$202
Accrued royalties	—	777	894	—	1,671	—	—	—	1,671
Accrued liabilities	—	303	246	—	549	—	—	—	549
Accrued interest	23	—	—	—	23	—	—	—	23
Operating lease liabilities, current	—	21	17	—	38	—	—	—	38
Deferred revenue	—	35	124	—	159	—	—	—	159
Other current liabilities	—	53	104	—	157	—	—	—	157

Total current liabilities	23	1,298	1,478	—	2,799	—	—	—	2,799
Long-term debt	2,988	—	—	—	2,988	—	—	—	2,988
Operating lease liabilities, noncurrent	—	259	62	—	321	—	—	—	321
Deferred tax liabilities, net	—	—	171	—	171	—	—	—	171
Other noncurrent liabilities	11	94	99	—	204	—	—	—	204

Total liabilities	3,022	1,651	1,810	—	6,483	—	—	—	6,483

Total Warner Music Group Corp. (deficit) equity	(190)	4,146	912	(5,058)	(190)	805	805	(1,610)	(190)
Noncontrolling interest	—	4	17	—	21	—	—	—	21

Total equity	(190)	4,150	929	(5,058)	(169)	805	805	(1,610)	(169)

Total liabilities and equity	$2,832	$5,801	$2,739	$(5,058)	$6,314	$805	$805	$(1,610)	$6,314

Consolidating Balance Sheet

September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$386	$233	$—	$619	$—	$—	$—	$619
Accounts receivable, net	—	334	441	—	775	—	—	—	775
Inventories	—	11	63	—	74	—	—	—	74
Royalty advances expected to be recouped within one year	—	112	58	—	170	—	—	—	170
Prepaid and other current assets	—	12	41	—	53	—	—	—	53

Total current assets	—	855	836	—	1,691	—	—	—	1,691
Due from (to) parent companies	458	(531)	73	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,272	2,567	—	(4,839)	—	878	878	(1,756)	—
Royalty advances expected to be recouped after one year	—	137	71	—	208	—	—	—	208
Property, plant and equipment, net	—	200	100	—	300	—	—	—	300
Goodwill	—	1,370	391	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	884	839	—	1,723	—	—	—	1,723
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	30	8	—	38	—	—	—	38
Other assets	7	115	23	—	145	—	—	—	145

Total assets	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$160	$100	$—	$260	$—	$—	$—	$260
Accrued royalties	4	813	750	—	1,567	—	—	—	1,567
Accrued liabilities	—	266	226	—	492	—	—	—	492
Accrued interest	34	—	—	—	34	—	—	—	34
Deferred revenue	—	42	138	—	180	—	—	—	180
Other current liabilities	—	221	65	—	286	—	—	—	286

Total current liabilities	38	1,502	1,279	—	2,819	—	—	—	2,819
Long-term debt	2,974	—	—	—	2,974	—	—	—	2,974
Deferred tax liabilities, net	—	—	172	—	172	—	—	—	172
Other noncurrent liabilities	14	200	107	—	321	—	—	—	321

Total liabilities	3,026	1,702	1,558	—	6,286	—	—	—	6,286

Total Warner Music Group Corp. (deficit) equity	(289)	3,992	847	(4,839)	(289)	878	878	(1,756)	(289)
Noncontrolling interest	—	4	16	—	20	—	—	—	20

Total equity	(289)	3,996	863	(4,839)	(269)	878	878	(1,756)	(269)

Total liabilities and equity	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Consolidating Balance Sheet

September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$386	$233	$—	$619	$—	$—	$—	$619
Accounts receivable, net	—	334	441	—	775	—	—	—	775
Inventories	—	11	63	—	74	—	—	—	74
Royalty advances expected to be recouped within one year	—	112	58	—	170	—	—	—	170
Prepaid and other current assets	—	12	41	—	53	—	—	—	53

Total current assets	—	855	836	—	1,691	—	—	—	1,691
Due from (to) parent companies	458	(531)	73	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,272	2,567	—	(4,839)	—	878	878	(1,756)	—
Royalty advances expected to be recouped after one year	—	137	71	—	208	—	—	—	208
Property, plant and equipment, net	—	200	100	—	300	—	—	—	300
Goodwill	—	1,370	391	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	884	839	—	1,723	—	—	—	1,723
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	30	8	—	38	—	—	—	38
Other assets	7	115	23	—	145	—	—	—	145

Total assets	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$160	$100	$—	$260	$—	$—	$—	$260
Accrued royalties	4	813	750	—	1,567	—	—	—	1,567
Accrued liabilities	—	266	226	—	492	—	—	—	492
Accrued interest	34	—	—	—	34	—	—	—	34
Deferred revenue	—	42	138	—	180	—	—	—	180
Other current liabilities	—	221	65	—	286	—	—	—	286

Total current liabilities	38	1,502	1,279	—	2,819	—	—	—	2,819
Long-term debt	2,974	—	—	—	2,974	—	—	—	2,974
Deferred tax liabilities, net	—	—	172	—	172	—	—	—	172
Other noncurrent liabilities	14	200	107	—	321	—	—	—	321

Total liabilities	3,026	1,702	1,558	—	6,286	—	—	—	6,286

Total Warner Music Group Corp. (deficit) equity	(289)	3,992	847	(4,839)	(289)	878	878	(1,756)	(289)
Noncontrolling interest	—	4	16	—	20	—	—	—	20

Total equity	(289)	3,996	863	(4,839)	(269)	878	878	(1,756)	(269)

Total liabilities and equity	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Consolidating Balance Sheet

September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$169	$345	$—	$514	$—	$—	$—	$514
Accounts receivable, net	—	262	185	—	447	—	—	—	447
Inventories	—	18	24	—	42	—	—	—	42
Royalty advances expected to be recouped within one year	—	79	44	—	123	—	—	—	123
Prepaid and other current assets	—	15	35	—	50	—	—	—	50

Total current assets	—	543	633	—	1,176	—	—	—	1,176
Due from (to) parent companies	488	(214)	(274)	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,018	2,192	—	(4,210)	—	675	675	(1,350)	—
Royalty advances expected to be recouped after one year	—	93	60	—	153	—	—	—	153
Property, plant and equipment, net	—	155	74	—	229	—	—	—	229
Goodwill	—	1,370	322	—	1,692	—	—	—	1,692
Intangible assets subject to amortization, net	—	956	895	—	1,851	—	—	—	1,851
Intangible assets not subject to amortization	—	71	83	—	154	—	—	—	154
Deferred tax assets, net	—	—	11	—	11	—	—	—	11
Other assets	12	55	11	—	78	—	—	—	78

Total assets	$2,518	$5,221	$1,815	$(4,210)	$5,344	$675	$675	$(1,350)	$5,344

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$200	$81	$—	$281	$—	$—	$—	$281
Accrued royalties	—	869	527	—	1,396	—	—	—	1,396
Accrued liabilities	—	195	228	—	423	—	—	—	423
Accrued interest	31	—	—	—	31	—	—	—	31
Deferred revenue	—	94	114	—	208	—	—	—	208
Other current liabilities	—	2	32	—	34	—	—	—	34

Total current liabilities	31	1,360	982	—	2,373	—	—	—	2,373
Long-term debt	2,819	—	—	—	2,819	—	—	—	2,819
Deferred tax liabilities, net	—	3	162	—	165	—	—	—	165
Other noncurrent liabilities	2	197	108	—	307	—	—	—	307

Total liabilities	2,852	1,560	1,252	—	5,664	—	—	—	5,664

Total Warner Music Group Corp. (deficit) equity	(334)	3,656	554	(4,210)	(334)	675	675	(1,350)	(334)
Noncontrolling interest	—	5	9	—	14	—	—	—	14

Total equity	(334)	3,661	563	(4,210)	(320)	675	675	(1,350)	(320)

Total liabilities and equity	$2,518	$5,221	$1,815	$(4,210)	$5,344	$675	$675	$(1,350)	$5,344

Schedule of Consolidating Statement of Operations

Consolidating Statement of Operations (Unaudited)

For The Three Months Ended December 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$574	$804	$(122)	$1,256	$—	$—	$—	$1,256
Costs and expenses:
Cost of revenue	—	(307)	(447)	89	(665)	—	—	—	(665)
Selling, general and administrative expenses	—	(177)	(235)	33	(379)	—	—	—	(379)
Amortization of intangible assets	—	(22)	(25)	—	(47)	—	—	—	(47)

Total costs and expenses	—	(506)	(707)	122	(1,091)	—	—	—	(1,091)

Operating income	—	68	97	—	165	—	—	—	165
Interest expense, net	(31)	—	(2)	—	(33)	—	—	—	(33)
Equity gains from equity method investments	154	86	—	(240)	—	120	120	(240)	—
Other income (expense), net	2	1	(8)	—	(5)	—	—	—	(5)

Income before income taxes	125	155	87	(240)	127	120	120	(240)	127
Income tax expense	(5)	(1)	(23)	24	(5)	—	—	—	(5)

Net income	120	154	64	(216)	122	120	120	(240)	122
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Net income attributable to Warner Music Group Corp.	$120	$154	$62	$(216)	$120	$120	$120	$(240)	$120

Consolidating Statement of Operations (Unaudited)

For The Three Months Ended December 31, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$481	$854	$(132)	$1,203	$—	$—	$—	$1,203
Costs and expenses:
Cost of revenue	—	(223)	(505)	102	(626)	—	—	—	(626)
Selling, general and administrative expenses	—	(189)	(217)	30	(376)	—	—	—	(376)
Amortization of intangible assets	—	(25)	(29)	—	(54)	—	—	—	(54)

Total costs and expenses	—	(437)	(751)	132	(1,056)	—	—	—	(1,056)

Operating income	—	44	103	—	147	—	—	—	147
Loss on extinguishment of debt	(3)	—	—	—	(3)	—	—	—	(3)
Interest (expense) income, net	(31)	1	(6)	—	(36)	—	—	—	(36)
Equity gains from equity method investments	172	109	—	(281)	—	86	86	(172)	—
Other (expense) income, net	(2)	19	11	—	28	—	—	—	28

Income before income taxes	136	173	108	(281)	136	86	86	(172)	136
Income tax expense	(50)	(45)	(24)	69	(50)	—	—	—	(50)

Net income	86	128	84	(212)	86	86	86	(172)	86
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Net income attributable to Warner Music Group Corp.	$86	$128	$84	$(212)	$86	$86	$86	$(172)	$86

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$2,041	$2,804	$(370)	$4,475	$—	$—	$—	$4,475
Costs and expenses:
Cost of revenue	—	(1,109)	(1,603)	311	(2,401)	—	—	—	(2,401)
Selling, general and administrative expenses	—	(765)	(804)	59	(1,510)	—	—	—	(1,510)
Amortization of intangible assets	—	(97)	(111)	—	(208)	—	—	—	(208)

Total costs and expenses	—	(1,971)	(2,518)	370	(4,119)	—	—	—	(4,119)

Operating income	—	70	286	—	356	—	—	—	356
Loss on extinguishment of debt	(7)	—	—	—	(7)	—	—	—	(7)
Interest expense, net	(71)	(50)	(21)	—	(142)	—	—	—	(142)
Equity gains from consolidated subsidiaries	311	185	—	(496)	—	256	256	(512)	—
Other income (expense), net	32	56	(28)	—	60	—	—	—	60

Income before income taxes	265	261	237	(496)	267	256	256	(512)	267
Income tax (expense) benefit	(9)	12	(51)	39	(9)	—	—	—	(9)

Net income	256	273	186	(457)	258	256	256	(512)	258
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Net income attributable to Warner Music Group Corp.	$256	$273	$184	$(457)	$256	$256	$256	$(512)	$256

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$2,284	$2,245	$(524)	$4,005	$—	$—	$—	$4,005
Costs and expenses:
Cost of revenue	—	(1,090)	(1,442)	361	(2,171)	—	—	—	(2,171)
Selling, general and administrative expenses	—	(1,040)	(534)	163	(1,411)	—	—	—	(1,411)
Amortization of intangible assets	—	(96)	(110)	—	(206)	—	—	—	(206)

Total costs and expenses	—	(2,226)	(2,086)	524	(3,788)	—	—	—	(3,788)

Operating income	—	58	159	—	217	—	—	—	217
Loss on extinguishment of debt	(31)	—	—	—	(31)	—	—	—	(31)
Interest (expense) income, net	(116)	4	(26)	—	(138)	—	—	—	(138)
Equity gains from consolidated subsidiaries	207	122	—	(329)	—	307	307	(614)	—
Other income, net	377	7	10	—	394	—	—	—	394

Income before income taxes	437	191	143	(329)	442	307	307	(614)	442
Income tax expense	(130)	(130)	(39)	169	(130)	—	—	—	(130)

Net income	307	61	104	(160)	312	307	307	(614)	312
Less: Income attributable to noncontrolling interest	—	(1)	(4)	—	(5)	—	—	—	(5)

Net income attributable to Warner Music Group Corp.	$307	$60	$100	$(160)	$307	$307	$307	$(614)	$307

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$1,978	$2,008	$(410)	$3,576	$—	$—	$—	$3,576
Costs and expenses:
Cost of revenue	—	(922)	(1,275)	266	(1,931)	—	—	—	(1,931)
Selling, general and administrative expenses	(1)	(900)	(464)	143	(1,222)	—	—	—	(1,222)
Amortization of intangible assets	—	(100)	(101)	—	(201)	—	—	—	(201)

Total costs and expenses	(1)	(1,922)	(1,840)	409	(3,354)	—	—	—	(3,354)

Operating income (loss)	(1)	56	168	(1)	222	—	—	—	222
Loss on extinguishment of debt	(35)	—	—	—	(35)	—	—	—	(35)
Interest (expense) income, net	(95)	2	(56)	—	(149)	—	—	—	(149)
Equity gains from consolidated subsidiaries	124	87	—	(210)	1	143	143	(286)	1
Other expense, net	(1)	(17)	(23)	—	(41)	—	—	—	(41)

(Loss) income before income taxes	(8)	128	89	(211)	(2)	143	143	(286)	(2)
Income tax benefit (expense)	151	154	(30)	(124)	151	—	—	—	151

Net income	143	282	59	(335)	149	143	143	(286)	149
Less: Income attributable to noncontrolling interest	—	(1)	(5)	—	(6)	—	—	—	(6)

Net income attributable to Warner Music Group Corp.	$143	$281	$54	$(335)	$143	$143	$143	$(286)	$143

Schedule of Consolidating Statement of Comprehensive Income

Consolidating Statement of Comprehensive Income (Unaudited)

For The Three Months Ended December 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$120	$154	$64	$(216)	$122	$120	$120	$(240)	$122
Other comprehensive income (loss), net of tax:
Foreign currency adjustment	7	—	(7)	7	7	43	43	(86)	7
Deferred gain on derivatives	3	—	3	(3)	3	15	15	(30)	3

Other comprehensive income (loss), net of tax	10	—	(4)	4	10	58	58	(116)	10

Total comprehensive income	130	154	60	(212)	132	178	178	(356)	132
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Comprehensive income attributable to Warner Music Group Corp.	$130	$154	$58	$(212)	$130	$178	$178	$(356)	$130

Consolidating Statement of Comprehensive Income (Unaudited)

For The Three Months Ended December 31, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$86	$128	$84	$(212)	$86	$86	$86	$(172)	$86
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(16)	—	16	(16)	(16)	(16)	(16)	32	(16)
Deferred losses on derivatives	(6)	—	(2)	2	(6)	(6)	(6)	12	(6)

Other comprehensive (loss) income, net of tax	(22)	—	14	(14)	(22)	(22)	(22)	44	(22)

Total comprehensive income	64	128	98	(226)	64	64	64	(128)	64
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Comprehensive income attributable to Warner Music Group Corp.	$64	$128	$98	$(226)	$64	$64	$64	$(128)	$64

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$256	$273	$186	$(457)	$258	$256	$256	$(512)	$258
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(34)	—	34	(34)	(34)	(36)	(36)	72	(34)
Deferred loss on derivative financial instruments	(11)	—	(11)	11	(11)	(11)	(11)	22	(11)
Minimum pension liability	(5)	—	—	—	(5)	(5)	(5)	10	(5)

Other comprehensive (loss) income, net of tax	(50)	—	23	(23)	(50)	(52)	(52)	104	(50)

Total comprehensive income	206	273	209	(480)	208	204	204	(408)	208
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Comprehensive income attributable to Warner Music Group Corp.	$206	$273	$207	$(480)	$206	$204	$204	$(408)	$206

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$307	$61	$104	$(160)	$312	$307	$307	$(614)	$312
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(13)	—	13	(13)	(13)	(13)	(13)	26	(13)
Deferred gain on derivative financial instruments	3	—	3	(3)	3	3	3	(6)	3
Minimum pension liability	1	—	1	(1)	1	1	1	(2)	1

Other comprehensive (loss) income, net of tax	(9)	—	17	(17)	(9)	(9)	(9)	18	(9)

Total comprehensive income	298	61	121	(177)	303	298	298	(596)	303
Less: Income attributable to noncontrolling interest	—	(1)	(4)	—	(5)	—	—	—	(5)

Comprehensive income attributable to Warner Music Group Corp.	$298	$60	$117	$(177)	$298	$298	$298	$(596)	$298

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$143	$282	$59	$(335)	$149	$143	$143	$(286)	$149
Other comprehensive income (loss), net of tax:
Foreign currency adjustment	30	—	(30)	30	30	32	32	(64)	30
Deferred loss on derivative financial instruments	—	(1)	—	1	—	—	—	—	—
Minimum pension liability	7	—	7	(7)	7	7	7	(14)	7

Other comprehensive income (loss), net of tax	37	(1)	(23)	24	37	39	39	(78)	37

Total comprehensive income	180	281	36	(311)	186	182	182	(364)	186
Less: Income attributable to noncontrolling interest	—	(1)	(5)	—	(6)	—	—	—	(6)

Comprehensive income attributable to Warner Music Group Corp.	$180	$280	$31	$(311)	$180	$182	$182	$(364)	$180

Schedule of Consolidating Statement of Cash Flows

Consolidating Statement of Cash Flows (Unaudited)

For The Three Months Ended December 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$120	$154	$64	$(216)	$122	$120	$120	$(240)	$122
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	43	28	—	71	—	—	—	71
Unrealized gains and remeasurement of foreign denominated loans	12	2	(9)	—	5	—	—	—	5
Deferred income taxes	—	—	(29)	—	(29)	—	—	—	(29)
Net gain on investments	—	1	—	—	1	—	—	—	1
Non-cash interest expense	1	—	—	—	1	—	—	—	1
Equity-based compensation expense	—	(7)	—	—	(7)	—	—	—	(7)
Equity gains, including distributions	(154)	(86)	—	240	—	(120)	(120)	240	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(57)	(44)	—	(101)	—	—	—	(101)
Inventories	—	(1)	11	—	10	—	—	—	10
Royalty advances	—	(16)	(22)	—	(38)	—	—	—	(38)
Accounts payable and accrued liabilities	—	92	(112)	(24)	(44)	—	—	—	(44)
Royalty payables	—	(38)	122	—	84	—	—	—	84
Accrued interest	(11)	—	—	—	(11)	—	—	—	(11)
Operating lease liabilities	—	1	0	—	1	—	—	—	1
Deferred revenue	—	(6)	(15)	—	(21)	—	—	—	(21)
Other balance sheet changes	(1)	(27)	62	—	34	—	—	—	34

Net cash (used in) provided by operating activities	(33)	55	56	—	78	—	—	—	78

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(8)	(3)	—	(11)	—	—	—	(11)
Capital expenditures	—	(8)	(7)	—	(15)	—	—	—	(15)
Investments and acquisitions of businesses, net	—	(2)	(4)	—	(6)	—	—	—	(6)
Advances from issuer	33	—	—	(33)	—	—	—	—	—

Net cash provided by (used in) investing activities	33	(18)	(14)	(33)	(32)	—	—	—	(32)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(206)	—	—	(206)	—	—	—	(206)
Distribution to noncontrolling interest holder	—	—	(1)	—	(1)	—	—	—	(1)
Change in due (from) to issuer	—	(33)	—	33	—	—	—	—	—

Net cash (used in) provided by financing activities	—	(239)	(1)	33	(207)	—	—	—	(207)

Effect of exchange rate changes on cash and equivalents	—	—	4	—	4	—	—	—	4

Net decrease (increase) in cash and equivalents	—	(202)	45	—	(157)	—	—	—	(157)
Cash and equivalents at beginning of period	—	386	233	—	619	—	—	—	619

Cash and equivalents at end of period	$—	$184	$278	$—	$462	$—	$—	$—	$462

Consolidating Statement of Cash Flows (Unaudited)

For The Three Months Ended December 31, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$86	$128	$84	$(212)	$86	$86	$86	$(172)	$86
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	34	34	—	68	—	—	—	68
Unrealized gains and remeasurement of foreign denominated loans	(10)	(4)	—	1	(13)	—	—	—	(13)
Deferred income taxes	—	—	11	—	11	—	—	—	11
Loss on extinguishment of debt	3	—	—	—	3	—	—	—	3
Net gain on investments	—	(15)	—	—	(15)	—	—	—	(15)
Non-cash interest expense	2	—	—	—	2	—	—	—	2
Equity-based compensation expense	—	12	—	—	12	—	—	—	12
Equity gains, including distributions	(172)	(109)	—	281	—	(86)	(86)	172	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(3)	(85)	—	(88)	—	—	—	(88)
Inventories	—	2	11	—	13	—	—	—	13
Royalty advances	—	(15)	(13)	—	(28)	—	—	—	(28)
Accounts payable and accrued liabilities	—	64	(86)	(70)	(92)	—	—	—	(92)
Royalty payables	—	(91)	183	—	92	—	—	—	92
Accrued interest	(7)	—	—	—	(7)	—	—	—	(7)
Deferred revenue	—	3	(8)	—	(5)	—	—	—	(5)
Other balance sheet changes	4	24	25	—	53	—	—	—	53

Net cash (used in) provided by operating activities	(94)	30	156	—	92	—	—	—	92

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(4)	(1)	—	(5)	—	—	—	(5)
Capital expenditures	—	(22)	(4)	—	(26)	—	—	—	(26)
Investments and acquisitions of businesses, net	—	(23)	(184)	—	(207)	—	—	—	(207)
Proceeds from the sale of investments	—	—	—	—	—	—	—	—	—
Advances from issuer	(84)	—	—	84	—	—	—	—	—

Net cash used in investing activities	(84)	(49)	(189)	84	(238)	—	—	—	(238)

Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. 3.625% Senior Notes due 2026	287	—	—	—	287	—	—	—	287
Repayment of Acquisition Corp. 4.125% Senior Secured Notes	(40)	—	—	—	(40)	—	—	—	(40)
Repayment of Acquisition Corp. 4.875% Senior Secured Notes	(30)	—	—	—	(30)	—	—	—	(30)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(27)	—	—	—	(27)	—	—	—	(27)
Call premiums paid on and redemption deposit for early redemption of debt	(2)	—	—	—	(2)	—	—	—	(2)
Deferred financing costs paid	(4)	—	—	—	(4)	—	—	—	(4)
Distribution to noncontrolling interest holder	—	(1)	(1)	—	(2)	—	—	—	(2)
Dividends paid	—	—	—	—	—	—	—	—	—
Change in due to (from) issuer	—	84	—	(84)	—	—	—	—	—

Net cash provided by (used in) financing activities	184	83	(1)	(84)	182	—	—	—	182

Effect of exchange rate changes on cash and equivalents	—	—	(2)	—	(2)	—	—	—	(2)

Net increase (decrease) in cash and equivalents	6	64	(36)	—	34	—	—	—	34
Cash and equivalents at beginning of period	—	169	345	—	514	—	—	—	514

Cash and equivalents at end of period	$6	$233	$309	$—	$548	$—	$—	$—	$548

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$256	$273	$186	$(457)	$258	$256	$256	$(512)	$258
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	138	131	—	269	—	—	—	269
Unrealized (gains) losses and remeasurement of foreign-denominated loans	(43)	—	15	—	(28)	—	—	—	(28)
Deferred income taxes	—	—	(68)	—	(68)	—	—	—	(68)
Loss on extinguishment of debt	7	—	—	—	7	—	—	—	7
Net gain on divestitures and investments	—	(18)	(2)	—	(20)	—	—	—	(20)
Non-cash interest expense	6	—	—	—	6	—	—	—	6
Equity-based compensation expense	—	50	—	—	50	—	—	—	50
Equity gains, including distributions	(311)	(185)	—	496	—	(256)	(256)	512	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	10	(100)	—	(90)	—	—	—	(90)
Inventories	—	7	(4)	—	3	—	—	—	3
Royalty advances	—	(77)	(33)	—	(110)	—	—	—	(110)
Accounts payable and accrued liabilities	—	315	(273)	(39)	3	—	—	—	3
Royalty payables	—	(68)	198	—	130	—	—	—	130
Accrued interest	3	—	—	—	3	—	—	—	3
Deferred revenue	—	(53)	49	—	(4)	—	—	—	(4)
Other balance sheet changes	8	(41)	24	—	(9)	—	—	—	(9)

Net cash (used in) provided by operating activities	(74)	351	123	—	400	—	—	—	400

Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net	—	(24)	(17)	—	(41)	—	—	—	(41)
Capital expenditures	—	(85)	(19)	—	(104)	—	—	—	(104)
Investments and acquisitions of businesses, net of cash received	—	(42)	(189)	—	(231)	—	—	—	(231)
Advance to Issuer	(111)	—	—	111	—	—	—	—	—

Net cash used in investing activities	(111)	(151)	(225)	111	(376)	—	—	—	(376)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(94)	—	—	(94)	—	—	—	(94)
Proceeds from issuance of Acquisition Corp. 3.625% Senior Notes due 2026	514	—	—	—	514	—	—	—	514
Repayment of Acquisition Corp. 4.125% Senior Secured Notes	(40)	—	—	—	(40)	—	—	—	(40)
Repayment of Acquisition Corp. 4.875% Senior Secured Notes	(30)	—	—	—	(30)	—	—	—	(30)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(247)	—	—	—	(247)	—	—	—	(247)
Call premiums paid on early redemption of debt	(5)	—	—	—	(5)	—	—	—	(5)
Deferred financing costs paid	(7)	—	—	—	(7)	—	—	—	(7)
Distribution to noncontrolling interest holder	—	—	(3)	—	(3)	—	—	—	(3)
Change in due to (from) issuer	—	111	—	(111)	—	—	—	—	—

Net cash provided by (used in) financing activities	185	17	(3)	(111)	88	—	—	—	88

Effect of exchange rate changes on cash and equivalents	—	—	(7)	—	(7)	—	—	—	(7)

Net increase (decrease) in cash and equivalents	—	217	(112)	—	105	—	—	—	105
Cash and equivalents at beginning of period	—	169	345	—	514	—	—	—	514

Cash and equivalents at end of period	$—	$386	$233	$—	$619	$—	$—	$—	$619

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$307	$61	$104	$(160)	$312	$307	$307	$(614)	$312
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	136	125	—	261	—	—	—	261
Unrealized gains/losses and remeasurement of foreign-denominated loans	(3)	—	—	—	(3)	—	—	—	(3)
Deferred income taxes	—	—	66	—	66	—	—	—	66
Loss on extinguishment of debt	31	—	—	—	31	—	—	—	31
Net loss (gain) on divestitures and investments	(504)	78	37	—	(389)	—	—	—	(389)
Non-cash interest expense	6	—	—	—	6	—	—	—	6
Equity-based compensation expense	—	62	—	—	62	—	—	—	62
Equity losses (gains), including distributions	(207)	(122)	—	329	—	(307)	(307)	614	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(48)	5	—	(43)	—	—	—	(43)
Inventories	—	(5)	2	—	(3)	—	—	—	(3)
Royalty advances	—	24	7	—	31	—	—	—	31
Accounts payable and accrued liabilities	—	449	(198)	(169)	82	—	—	—	82
Royalty payables	—	48	(26)	—	22	—	—	—	22
Accrued interest	(10)	—	—	—	(10)	—	—	—	(10)
Deferred revenue	—	(48)	44	—	(4)	—	—	—	(4)
Other balance sheet changes	—	89	(85)	—	4	—	—	—	4

Net cash (used in) provided by operating activities	(380)	724	81	—	425	—	—	—	425

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(11)	(3)	—	(14)	—	—	—	(14)
Capital expenditures	—	(60)	(14)	—	(74)	—	—	—	(74)
Investments and acquisitions of businesses, net	—	(17)	(6)	—	(23)	—	—	—	(23)
Divestitures, net	504	12	—	—	516	—	—	—	516
Advance to Issuer	(99)	—	—	99	—	—	—	—	—

Net cash provided by (used in) investing activities	405	(76)	(23)	99	405	—	—	—	405

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(925)	—	—	(925)	—	—	—	(925)
Proceeds from issuance of Acquisition Corp. 5.500% Senior Notes	325	—	—	—	325	—	—	—	325
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility	320	—	—	—	320	—	—	—	320
Repayment of Acquisition Corp. 6.750% Senior Secured Notes	(635)	—	—	—	(635)	—	—	—	(635)
Call premiums paid on early redemption of debt	(23)	—	—	—	(23)	—	—	—	(23)
Deferred financing costs paid	(12)	—	—	—	(12)	—	—	—	(12)
Distribution to noncontrolling interest holder	—	—	(5)	—	(5)	—	—	—	(5)
Change in due (from) to issuer	—	99	—	(99)	—	—	—	—	—

Net cash used in financing activities	(25)	(826)	(5)	(99)	(955)	—	—	—	(955)

Effect of exchange rate changes on cash and equivalents	—	—	(8)	—	(8)	—	—	—	(8)

Net increase in cash and equivalents	—	(178)	45	—	(133)	—	—	—	(133)
Cash and equivalents at beginning of period	—	347	300	—	647	—	—	—	647

Cash and equivalents at end of period	$—	$169	$345	$—	$514	$—	$—	$—	$514